Commitments and contingencies - Minimum payments payable over the next five years (Details) $ in Thousands	12 Months Ended
May 31, 2019 CAD ($)
Commitments and contingencies
Purchase orders outstanding to capital asset expansion	$ 49,364
Minimum lease payments payable	55,474
2020
Commitments and contingencies
Minimum lease payments payable	50,689
2021
Commitments and contingencies
Minimum lease payments payable	942
2022
Commitments and contingencies
Minimum lease payments payable	752
2023
Commitments and contingencies
Minimum lease payments payable	711
2024
Commitments and contingencies
Minimum lease payments payable	656
Thereafter
Commitments and contingencies
Minimum lease payments payable	$ 1,724